Document and Entity Information	Nov. 19, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001587732
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 19, 2025
Entity Registrant Name	ONE Gas, Inc.
Entity Incorporation State Country Code	OK
Entity File Number	001-36108
Entity Tax Identification Number	46-3561936
Entity Address, Address Line One	15 East Fifth Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	(918)
Local Phone Number	947-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false